advance billings and customer deposits (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of advance billings and customer deposits
Advance billings	$ 662	$ 636
Deferred customer activation and connection fees	5	6
Customer deposits	12	10
Contract liabilities	679	652
Other	212	202
Total	$ 891	$ 854